25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial instruments liabilities, Current	R$ (153,612)	R$ (235,035)
Derivative financial instruments liabilities, Non-current	3
Derivative financial instruments liabilities	(153,615)	(235,035)
Derivative financial instruments assets, Current	195,324	182,339
Derivative financial instruments assets, Non-current	(49,991)
Derivative financial instruments assets	(245,315)	(182,339)
Restricted cash, Current	296,294	277,321
Restricted cash, Non-current		(584,300)
Liquidity Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency debt, Current	(296,850)
Foreign currency debt, Non-current	(10,709,674)
Foreign currency debt	(11,006,524)	(11,538,304)
Local currency debt, Current	(2,835,179)
Local currency debt, Non-current	(4,778,576)
Local currency debt	(7,613,755)	(10,627,140)
Derivative financial instruments liabilities, Current	(153,612)
Derivative financial instruments liabilities, Non-current
Derivative financial instruments liabilities	(153,612)	(235,035)
Gross debt, Current	(3,285,641)
Gross debt, Non-current	(15,488,250)
Gross debt	(18,773,891)	(22,400,479)
Marketable securities and cash and cash equivalents, Current	4,655,967
Marketable securities and cash and cash equivalents, Non-current	307,352
Marketable securities and cash and cash equivalents	4,963,319	5,667,222
Derivative financial instruments assets, Current	195,324
Derivative financial instruments assets, Non-current	49,991
Derivative financial instruments assets	245,315	182,339
Restricted cash, Current	296,294
Restricted cash, Non-current
Restricted cash	296,294	861,621
Net debt, Current	1,861,944
Net debt, Non-current	(15,130,907)
Net debt	R$ (13,268,963)	R$ (15,689,297)